Marketable securities and other securities investments	12 Months Ended
Mar. 31, 2014
Marketable securities and other securities investments

9. Marketable securities and other securities investments:

Marketable securities and other securities investments include debt and equity securities of which the aggregate fair value, gross unrealized gains and losses and cost are as follows:

	Yen in millions
	March 31, 2013
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	¥7,838	¥5,814	¥3	¥13,649
Debt securities	405	11	5	411
Held-to-maturity
Japanese government debt securities	301	3	—	304

	¥8,544	¥5,828	¥8	¥14,364

Securities not practicable to estimate fair value
Equity securities	¥1,539

	Yen in millions
	March 31, 2014
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	¥7,652	¥6,731	¥0	¥14,383
Debt securities	—	—	—	—
Held-to-maturity
Japanese government debt securities	400	2	—	402

	¥8,052	¥6,733	¥0	¥14,785

Securities not practicable to estimate fair value
Equity securities	¥1,654

During the years ended March 31, 2012, 2013 and 2014, the net unrealized gain on available-for-sale securities included as a component of accumulated other comprehensive income, net of applicable taxes, decreased by ¥53 million, increased by ¥174 million and increased by ¥2,998 million, respectively.

Proceeds from sale or redemption of marketable securities were ¥100 million, ¥692 million and ¥1,059 million for the years ended March 31, 2012, 2013 and 2014, respectively. On those sales, gross realized gains were ¥0 million, ¥347 million and ¥242 million and gross realized losses were ¥0 million, ¥0 million and ¥12 million, respectively.

NIDEC holds long-term investment securities that are classified as “marketable securities and other securities investments.” The securities issued by various non-public companies are recorded at cost, as their fair values are not readily determinable. NIDEC’s management employs a systematic methodology to assess the recoverability of such investments by reviewing the financial position of the underlying companies and the prevailing market conditions in which these companies operate to determine if NIDEC’s investment in each individual company is impaired and whether the impairment is other-than-temporary. If any impairment is assessed to be other-than-temporary, the cost of the investment is written-down by the impaired amount and the amount is recognized as a realized loss for the reporting period which the assessment is made.

The following tables present the gross unrealized losses on, and fair value of, NIDEC’s investment securities, aggregated by investment category and length of time that individual investment securities have been in a continuous unrealized loss position.

	Yen in millions
	March 31, 2013
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	¥16	¥1	¥23	¥2
Debt securities	182	5	—	—

	¥198	¥6	¥23	¥2

	Yen in millions
	March 31, 2014
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	¥0	¥0	¥1	¥0
Debt securities	—	—	—	—

	¥0	¥0	¥1	¥0

NIDEC presumes the value of investment securities is impaired if the fair value is below the original cost. Among the impaired investment securities, NIDEC presumes a decline in value of debt and equity securities is other-than-temporary if the fair value is significantly below the original cost for an extended period of time. The presumption of an other-than-temporary impairment may be overcome if there is evidence to support that the decline is temporary in nature due to the existence of other factors which overcome the duration or magnitude of the decline. On the other hand, even if a fair value is not significantly less than the original cost, the value of investment securities is impaired when specific factors indicate the decline in the fair value is other-than-temporary.

For the years ended March 31, 2013 and 2014, held-to-maturity securities of ¥301 million and ¥400 million were pledged as collateral for the deferred payments of certain taxes based on the Japanese Custom Act and Consumption Tax Law, respectively.